Note 4 - Property and Equipment	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment Disclosure [Text Block]
Note 4 – Property and Equipment

Property and equipment at December 31, 2010 and 2009 consisted of:

	2010	2009

Machinery and equipment	$33,042	$26,611
Furniture and fixtures	23,135	22,806
Leased assets	7,700	28,498
	63,877	77,915
Less: accumulated depreciation	(48,568)	(43,400)
Equipment not in service	-	21,509

Property and equipment, net	$15,309	$56,024

Depreciation expense for the years ended December 31, 2010 and 2009 was $16,267 and $16,604, respectively.  During the year ended December 31, 2010, the Company disposed of leased assets having a net book value of $8,159 and transferred $23,049 of equipment not in service and leased assets to inventory.